November 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:     City National Rochdale Funds: Registration Statement on Form N-14 (File No. 333-191582)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (formerly CNI Charter Funds), a Delaware statutory trust (the “Trust”), we are filing Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto.  The Combined Prospectus and Proxy Statement contained in this filing relates to the reorganization of the City National Rochdale Full Maturity Fixed Income Fund, a separate series of the Trust, with and into the City National Rochdale Intermediate Fixed Income Fund, also a separate series of the Trust.

Please call the undersigned at (714) 830-0679 with any comments or questions relating to the filing.

Sincerely,

/s/Laurie A. Dee
Laurie A. Dee